Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets
Schedule of other financial assets

	At December 31,
	2024	2023
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	145	3,690
Other	4,092	2,289
	4,237	5,979
Other financial assets at amortized cost
Related parties (Note 27)	26,404	6,545
Time deposits	9,856	—
Corporate bonds	46,445	53,735
Government securities	1,862	—
Other	51	810
	84,618	61,090
	88,855	67,069
Current
Other financial assets at fair value through profit or loss
Corporate bonds	665	729
Mutual funds	2,055	3,515
Government securities	259	434
Other	150	206
	3,129	4,884
Other financial assets at amortized cost
Corporate bonds	13,943	4,959
Related parties (Note 27)	21,493	24,890
Time deposits	38,605	43,159
Treasury bills	1,232	9,658
Government securities	7,621	—
Other	29	476
	82,923	83,142
	86,052	88,026

(*)   Includes equity investments where the Group holds a minor equity interest and does not exert significant influence. As of December 31, 2023, mainly included TA’s holding of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence. This stake was sold in February 2024.